Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Beginning of the year	¥ 687,194	¥ 917,063
Additions	45,877	82,463
Disposal, net		(1,103)
Write-off	(10,208)	(5,646)	¥ (23,259)
Amortization	(162,121)	(302,774)	(282,697)
Exchange differences	9,694	(2,809)
End of the year	570,436	687,194	917,063
Cost
Intangible assets
Beginning of the year	2,193,000
End of the year	2,228,669	2,193,000
Accumulated depreciation
Intangible assets
Beginning of the year	(1,501,503)
End of the year	(1,663,624)	(1,501,503)
Exchange difference
Intangible assets
Beginning of the year	(4,303)
End of the year	5,391	(4,303)
Application and platform | Contributed by Ping An Group | Cost
Intangible assets
Beginning of the year	690,910
End of the year	690,910	690,910
Application and platform | Contributed by Ping An Group | Accumulated depreciation
Intangible assets
Beginning of the year	(690,910)
End of the year	(690,910)	(690,910)
Application and platform, Developed internally
Intangible assets
Beginning of the year	226,943	287,674
Write-off	(6,371)	(1,899)
Transfer	58,528	133,548
Amortization	(110,801)	(190,503)
Exchange differences	7,907	(1,877)
End of the year	176,206	226,943	287,674
Application and platform, Developed internally | Cost
Intangible assets
Beginning of the year	721,175
End of the year	773,332	721,175
Application and platform, Developed internally | Accumulated depreciation
Intangible assets
Beginning of the year	(491,264)
End of the year	(602,065)	(491,264)
Application and platform, Developed internally | Exchange difference
Intangible assets
Beginning of the year	(2,968)
End of the year	4,939	(2,968)
Application and platform, Acquired
Intangible assets
Beginning of the year	2,231	29,709
Additions		570
Amortization	(2,231)	(28,048)
End of the year		2,231	29,709
Application and platform, Acquired | Cost
Intangible assets
Beginning of the year	61,078
End of the year	61,078	61,078
Application and platform, Acquired | Accumulated depreciation
Intangible assets
Beginning of the year	(58,847)
End of the year	(61,078)	(58,847)
Purchased software
Intangible assets
Beginning of the year	27,041	44,758
Additions	927	19,606
Disposal, net		(1,103)
Amortization	(15,729)	(36,013)
Exchange differences	582	(207)
End of the year	12,821	27,041	44,758
Purchased software | Cost
Intangible assets
Beginning of the year	148,807
End of the year	149,734	148,807
Purchased software | Accumulated depreciation
Intangible assets
Beginning of the year	(121,156)
End of the year	(136,885)	(121,156)
Purchased software | Exchange difference
Intangible assets
Beginning of the year	(610)
End of the year	(28)	(610)
Development cost in progress
Intangible assets
Beginning of the year	45,389	121,122
Additions	44,950	62,287
Write-off	(3,837)	(3,747)
Transfer	(58,528)	(133,548)
Exchange differences	1,205	(725)
End of the year	29,179	45,389	121,122
Development cost in progress | Cost
Intangible assets
Beginning of the year	46,114
End of the year	28,699	46,114
Development cost in progress | Exchange difference
Intangible assets
Beginning of the year	(725)
End of the year	480	(725)
Goodwill
Intangible assets
Beginning of the year	289,161	289,161
End of the year	289,161	289,161	289,161
Goodwill | Cost
Intangible assets
Beginning of the year	289,161
End of the year	289,161	289,161
Business licenses
Intangible assets
Beginning of the year	92,341	124,145
Amortization	(31,315)	(31,804)
End of the year	61,026	92,341	124,145
Business licenses | Cost
Intangible assets
Beginning of the year	155,492
End of the year	155,492	155,492
Business licenses | Accumulated depreciation
Intangible assets
Beginning of the year	(63,151)
End of the year	(94,466)	(63,151)
Others
Intangible assets
Beginning of the year	4,088	20,494
Amortization	(2,045)	(16,406)
End of the year	2,043	4,088	¥ 20,494
Others | Cost
Intangible assets
Beginning of the year	80,263
End of the year	80,263	80,263
Others | Accumulated depreciation
Intangible assets
Beginning of the year	(76,175)
End of the year	¥ (78,220)	¥ (76,175)